Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 68.3%
Aerospace & Defense - 2.5%
Boeing Co.
2.20%, 02/04/2026	$ 12,458,000	$ 12,136,104
2.25%, 06/15/2026	13,391,000	12,907,441
6.26%, 05/01/2027	6,919,000	7,093,378
HEICO Corp.
5.25%, 08/01/2028	14,873,000	15,046,774
L3Harris Technologies, Inc.
3.85%, 12/15/2026	11,440,000	11,267,196
RTX Corp.
5.00%, 02/27/2026	14,569,000	14,623,501
5.75%, 11/08/2026	6,927,000	7,046,845
		80,121,239
Automobiles - 2.7%
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	7,541,000	7,261,000
6.95%, 03/06/2026	11,000,000	11,195,350
7.35%, 11/04/2027	7,452,000	7,790,562
General Motors Financial Co., Inc.
6.05%, 10/10/2025	19,847,000	20,009,697
Hyundai Capital America
5.95%, 09/21/2026 (A)	14,623,000	14,852,202
Toyota Motor Credit Corp.
4.55%, 08/07/2026	6,975,000	6,986,039
Volkswagen Group of America Finance LLC
3.95%, 06/06/2025 (A)	20,000,000	19,948,777
		88,043,627
Banks - 17.4%
Banco Santander SA
Fixed until 03/24/2027, 4.18% (B), 03/24/2028	7,000,000	6,875,146
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	7,800,000	7,874,956
Bank of America Corp.
Fixed until 03/11/2026, 1.66% (B), 03/11/2027	27,653,000	26,724,348
Fixed until 02/13/2025, 2.02% (B), 02/13/2026	2,485,000	2,482,998
Fixed until 01/24/2028, 4.98% (B), 01/24/2029	21,241,000	21,271,738
Bank of Montreal
2.65%, 03/08/2027	1,220,000	1,172,721
Bank of Nova Scotia
Fixed until 09/08/2027, 4.40% (B), 09/08/2028	16,352,000	16,178,488
Banque Federative du Credit Mutuel SA
5.19%, 02/16/2028 (A)	15,000,000	15,073,510
Barclays PLC
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	25,592,000	26,027,458
BPCE SA
Fixed until 01/14/2030, 5.88% (B), 01/14/2031 (A)	6,750,000	6,844,658
CaixaBank SA
Fixed until 01/18/2028, 6.21% (B), 01/18/2029 (A)	14,800,000	15,217,073
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Canadian Imperial Bank of Commerce
Fixed until 01/13/2027, 4.86% (B), 01/13/2028	$ 10,000,000	$ 10,007,563
5.93%, 10/02/2026	8,912,000	9,086,164
Citigroup, Inc.
Fixed until 06/09/2026, 1.46% (B), 06/09/2027	27,000,000	25,812,825
Fixed until 07/24/2027, 3.67% (B), 07/24/2028	10,400,000	10,092,692
Credit Agricole SA
4.38%, 03/17/2025 (A)	7,474,000	7,467,095
Deutsche Bank AG
Fixed until 07/14/2025, 6.12% (B), 07/14/2026	2,512,000	2,524,488
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (B), 03/09/2027	14,957,000	14,415,534
Fixed until 10/21/2026, 1.95% (B), 10/21/2027	6,768,000	6,441,940
Fixed until 08/10/2025, 5.80% (B), 08/10/2026	5,737,000	5,765,173
HSBC Holdings PLC
Fixed until 03/10/2025, 3.00% (B), 03/10/2026	1,320,000	1,317,361
Fixed until 11/03/2025, 7.34% (B), 11/03/2026	10,358,000	10,544,240
ING Groep NV
Fixed until 09/11/2026, 6.08% (B), 09/11/2027	19,800,000	20,159,925
Intesa Sanpaolo SpA
7.00%, 11/21/2025 (A)	3,738,000	3,800,536
JPMorgan Chase & Co.
Fixed until 09/22/2026, 1.47% (B), 09/22/2027	1,170,000	1,109,776
Fixed until 02/24/2027, 2.95% (B), 02/24/2028	20,731,000	19,981,550
Fixed until 01/24/2028, 4.92% (B), 01/24/2029	19,331,000	19,337,556
7.75%, 07/15/2025	5,982,000	6,066,178
Lloyds Banking Group PLC
Fixed until 08/07/2026, 5.99% (B), 08/07/2027	10,000,000	10,144,044
Macquarie Group Ltd.
Fixed until 01/12/2026, 1.34% (B), 01/12/2027 (A)	12,137,000	11,740,590
Morgan Stanley
Fixed until 07/17/2025, 4.68% (B), 07/17/2026	20,000,000	19,987,811
Fixed until 04/13/2027, 5.65% (B), 04/13/2028	11,801,000	11,995,307
Fixed until 10/16/2025, 6.14% (B), 10/16/2026	10,432,000	10,528,791
National Australia Bank Ltd.
4.50%, 10/26/2027	14,000,000	13,973,496
NatWest Group PLC
Fixed until 11/10/2025, 7.47% (B), 11/10/2026	10,930,000	11,140,353
PNC Bank NA
3.88%, 04/10/2025	11,750,000	11,728,542
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
PNC Financial Services Group, Inc.
Fixed until 01/21/2027, 5.30% (B), 01/21/2028	$ 4,796,000	$ 4,844,714
Royal Bank of Canada
Fixed until 10/18/2027, 4.52% (B), 10/18/2028	11,964,000	11,862,136
Santander U.K. Group Holdings PLC
Fixed until 11/21/2025, 6.83% (B), 11/21/2026	10,000,000	10,141,180
Sumitomo Mitsui Financial Group, Inc.
3-Month SOFR + 0.88%, 5.24% (B), 01/14/2027	1,445,000	1,455,322
Swedbank AB
5.34%, 09/20/2027 (A)	21,078,000	21,302,492
Truist Financial Corp.
Fixed until 06/08/2026, 6.05% (B), 06/08/2027	9,970,000	10,120,178
U.S. Bancorp
Fixed until 10/21/2025, 5.73% (B), 10/21/2026	19,865,000	19,987,614
UBS Group AG
Fixed until 08/11/2027, 6.44% (B), 08/11/2028 (A)	15,596,000	16,102,799
UniCredit SpA
Fixed until 09/22/2025, 2.57% (B), 09/22/2026 (A)	7,212,000	7,092,227
Wells Fargo & Co.
Fixed until 03/24/2027, 3.53% (B), 03/24/2028	5,989,000	5,817,701
Fixed until 05/22/2027, 3.58% (B), 05/22/2028	34,017,000	33,030,073
		562,669,060
Beverages - 0.7%
Keurig Dr. Pepper, Inc.
4.42%, 05/25/2025	21,739,000	21,721,008
Biotechnology - 1.7%
Amgen, Inc.
5.15%, 03/02/2028	18,644,000	18,841,354
Illumina, Inc.
4.65%, 09/09/2026	6,543,000	6,520,384
Royalty Pharma PLC
1.20%, 09/02/2025	10,000,000	9,791,624
5.15%, 09/02/2029	18,482,000	18,445,054
		53,598,416
Building Products - 0.2%
CRH America, Inc.
3.88%, 05/18/2025 (A)	8,117,000	8,090,852
Chemicals - 1.1%
Celanese U.S. Holdings LLC
6.60%, 11/15/2028	12,383,000	12,724,626
EIDP, Inc.
4.50%, 05/15/2026	18,343,000	18,316,493
LYB International Finance III LLC
1.25%, 10/01/2025	3,968,000	3,875,375
		34,916,494
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 3.8%
Ashtead Capital, Inc.
1.50%, 08/12/2026 (A)	$ 7,199,000	$ 6,824,274
Element Fleet Management Corp.
3.85%, 06/15/2025 (A)	7,068,000	7,040,489
5.64%, 03/13/2027 (A)	11,964,000	12,140,190
6.27%, 06/26/2026 (A)	14,091,000	14,335,030
ERAC USA Finance LLC
4.60%, 05/01/2028 (A)	20,029,000	19,924,975
GXO Logistics, Inc.
6.25%, 05/06/2029	26,132,000	26,829,381
Quanta Services, Inc.
4.75%, 08/09/2027	14,874,000	14,829,949
Veralto Corp.
5.50%, 09/18/2026	19,497,000	19,717,562
		121,641,850
Communications Equipment - 1.8%
AT&T, Inc.
2.30%, 06/01/2027	11,451,000	10,839,952
NTT Finance Corp.
1.16%, 04/03/2026 (A)	1,075,000	1,032,655
Rogers Communications, Inc.
2.95%, 03/15/2025	18,227,000	18,185,015
T-Mobile USA, Inc.
2.25%, 02/15/2026	13,813,000	13,472,953
Verizon Communications, Inc.
4.13%, 03/16/2027	15,722,000	15,558,082
		59,088,657
Containers & Packaging - 0.5%
Berry Global, Inc.
1.57%, 01/15/2026	4,046,000	3,920,085
4.88%, 07/15/2026 (A)	3,765,000	3,753,689
Sonoco Products Co.
1.80%, 02/01/2025	8,699,000	8,699,000
		16,372,774
Distributors - 0.5%
LKQ Corp.
5.75%, 06/15/2028	14,631,000	14,889,546
Diversified REITs - 0.6%
American Tower Corp.
2.40%, 03/15/2025	965,000	962,362
Weyerhaeuser Co.
4.75%, 05/15/2026	17,854,000	17,853,150
		18,815,512
Electric Utilities - 3.9%
Constellation Energy Generation LLC
3.25%, 06/01/2025	1,000,000	994,759
DTE Energy Co.
1.05%, 06/01/2025	1,425,000	1,407,641
4.95%, 07/01/2027	9,432,000	9,463,058
Duke Energy Corp.
4.30%, 03/15/2028	2,573,000	2,536,186
5.00%, 12/08/2025 - 12/08/2027	9,660,000	9,708,680
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Edison International
4.95%, 04/15/2025	$ 1,526,000	$ 1,523,668
5.75%, 06/15/2027 (C)	17,373,000	16,924,804
Eversource Energy
5.00%, 01/01/2027	9,892,000	9,930,573
FirstEnergy Corp.
3.90%, 07/15/2027	10,832,000	10,573,945
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	10,919,000	10,937,511
Southern California Edison Co.
4.40%, 09/06/2026	6,883,000	6,778,570
Southern Co.
4.85%, 06/15/2028	14,878,000	14,897,381
WEC Energy Group, Inc.
4.75%, 01/09/2026	22,094,000	22,119,215
Xcel Energy, Inc.
1.75%, 03/15/2027	9,780,000	9,174,313
		126,970,304
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp.
5.05%, 04/05/2027	6,822,000	6,875,294
Arrow Electronics, Inc.
5.15%, 08/21/2029	9,907,000	9,877,467
Keysight Technologies, Inc.
4.60%, 04/06/2027	11,903,000	11,854,120
		28,606,881
Financial Services - 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.45%, 04/15/2027	8,703,000	8,967,801
Ally Financial, Inc.
5.75%, 11/20/2025	7,384,000	7,414,735
American Express Co.
3-Month SOFR Index + 0.65%, 5.17% (B), 11/04/2026	1,210,000	1,213,741
Fixed until 07/28/2026, 5.39% (B), 07/28/2027	18,084,000	18,265,074
Ameriprise Financial, Inc.
3.00%, 04/02/2025	1,579,000	1,576,004
Aviation Capital Group LLC
1.95%, 01/30/2026 - 09/20/2026 (A)	21,442,000	20,466,499
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (A)	4,963,000	4,816,266
4.25%, 04/15/2026 (A)	4,964,000	4,910,649
6.38%, 05/04/2028 (A)	15,415,000	15,890,017
Charles Schwab Corp.
1.15%, 05/13/2026	5,952,000	5,697,475
3-Month SOFR Index + 1.05%, 5.48% (B), 03/03/2027	450,000	454,339
5.88%, 08/24/2026	20,867,000	21,239,618
Citadel LP
6.00%, 01/23/2030 (A)	1,664,000	1,679,776
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	11,215,000	10,869,274
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
LPL Holdings, Inc.
4.63%, 11/15/2027 (A)	$ 6,469,000	$ 6,348,247
Nomura Holdings, Inc.
5.10%, 07/03/2025	21,582,000	21,606,336
		151,415,851
Food Products - 2.4%
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	2,917,000	2,870,803
Campbell's Co.
5.30%, 03/20/2026	3,895,000	3,918,917
Cargill, Inc.
4.88%, 10/10/2025 (A)	14,928,000	14,954,507
General Mills, Inc.
4.70%, 01/30/2027	6,924,000	6,930,679
J M Smucker Co.
5.90%, 11/15/2028	10,960,000	11,372,330
Philip Morris International, Inc.
4.38%, 11/01/2027	17,972,000	17,825,602
4.75%, 02/12/2027	9,963,000	9,992,932
Viterra Finance BV
2.00%, 04/21/2026 (A)(D)	11,600,000	11,175,533
		79,041,303
Gas Utilities - 0.4%
National Fuel Gas Co.
5.50%, 10/01/2026	13,890,000	14,002,312
Health Care Equipment & Supplies - 0.9%
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025	14,900,000	14,988,110
Solventum Corp.
5.45%, 02/25/2027	15,214,000	15,393,002
		30,381,112
Health Care Providers & Services - 0.9%
Centene Corp.
2.45%, 07/15/2028	14,978,000	13,561,090
Elevance Health, Inc.
4.50%, 10/30/2026	14,698,000	14,660,503
		28,221,593
Health Care REITs - 0.7%
Healthcare Realty Holdings LP
3.10%, 02/15/2030	14,816,000	13,303,739
Ventas Realty LP
3.25%, 10/15/2026	8,903,000	8,675,747
3.85%, 04/01/2027	750,000	734,001
		22,713,487
Hotels, Restaurants & Leisure - 0.8%
Hyatt Hotels Corp.
5.75%, 01/30/2027	9,902,000	10,055,917
Warnermedia Holdings, Inc.
3.64%, 03/15/2025	17,451,000	17,419,319
		27,475,236
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 3.1%
Arthur J Gallagher & Co.
4.60%, 12/15/2027	$ 9,758,000	$ 9,716,347
Athene Global Funding
5.35%, 07/09/2027 (A)	14,248,000	14,347,280
Corebridge Global Funding
4.65%, 08/20/2027 (A)	11,884,000	11,839,402
Equitable Financial Life Global Funding
4.88%, 11/19/2027 (A)	13,954,000	13,953,982
Guardian Life Global Funding
5.55%, 10/28/2027 (A)	5,000,000	5,113,064
Jackson National Life Global Funding
5.60%, 04/10/2026 (A)	14,850,000	14,961,830
Met Tower Global Funding
3.70%, 06/13/2025 (A)	21,000,000	20,937,019
New York Life Global Funding
3.90%, 10/01/2027 (A)	9,983,000	9,805,197
		100,674,121
IT Services - 0.6%
DXC Technology Co.
1.80%, 09/15/2026	5,398,000	5,125,830
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026	4,957,000	4,933,294
5.25%, 07/01/2028	9,917,000	10,041,289
		20,100,413
Machinery - 2.2%
Caterpillar Financial Services Corp.
4.45%, 10/16/2026	15,860,000	15,860,419
CNH Industrial Capital LLC
4.50%, 10/08/2027	15,615,000	15,482,232
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	8,926,000	8,067,217
5.35%, 01/15/2030	2,990,000	3,000,899
Ingersoll Rand, Inc.
5.20%, 06/15/2027	13,867,000	14,014,974
Regal Rexnord Corp.
6.05%, 02/15/2026	14,898,000	15,027,978
		71,453,719
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/2025	3,078,000	3,075,624
6.10%, 06/01/2029	9,885,000	10,100,126
		13,175,750
Metals & Mining - 0.4%
ArcelorMittal SA
6.55%, 11/29/2027	12,899,000	13,396,126
Oil, Gas & Consumable Fuels - 5.3%
Canadian Natural Resources Ltd.
3.85%, 06/01/2027	15,000,000	14,684,307
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	14,433,000	14,504,242
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
DCP Midstream Operating LP
5.38%, 07/15/2025	$ 10,405,000	$ 10,423,386
Diamondback Energy, Inc.
5.20%, 04/18/2027	13,837,000	13,969,049
Enbridge, Inc.
5.90%, 11/15/2026	15,154,000	15,441,800
Energy Transfer LP
4.75%, 01/15/2026	1,565,000	1,565,538
6.05%, 12/01/2026	9,899,000	10,107,849
Kinder Morgan, Inc.
4.30%, 03/01/2028	13,371,000	13,149,295
Occidental Petroleum Corp.
5.00%, 08/01/2027	14,837,000	14,848,647
ONEOK, Inc.
5.55%, 11/01/2026	16,687,000	16,872,575
Ovintiv, Inc.
5.65%, 05/15/2025	19,658,000	19,696,238
Phillips 66
3.85%, 04/09/2025	8,940,000	8,926,084
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/2025	4,851,000	4,847,195
Williams Cos., Inc.
5.40%, 03/02/2026	10,898,000	10,969,645
		170,005,850
Personal Care Products - 0.3%
Haleon U.K. Capital PLC
3.13%, 03/24/2025	9,381,000	9,360,660
Pharmaceuticals - 1.7%
Bayer U.S. Finance II LLC
4.38%, 12/15/2028 (A)	9,737,000	9,396,060
Bristol-Myers Squibb Co.
4.95%, 02/20/2026	14,713,000	14,787,741
Cardinal Health, Inc.
5.13%, 02/15/2029	14,597,000	14,674,043
CVS Health Corp.
3.25%, 08/15/2029	17,530,000	16,093,808
		54,951,652
Real Estate Management & Development - 0.3%
CBRE Services, Inc.
5.50%, 04/01/2029	8,907,000	9,048,609
Residential REITs - 0.2%
Invitation Homes Operating Partnership LP
2.30%, 11/15/2028	5,860,000	5,307,466
Retail REITs - 0.3%
NNN REIT, Inc.
3.60%, 12/15/2026	7,606,000	7,466,208
Simon Property Group LP
3.50%, 09/01/2025	1,425,000	1,416,645
		8,882,853
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 1.6%
Broadcom, Inc.
5.05%, 07/12/2027	$ 19,275,000	$ 19,432,055
Foundry JV Holdco LLC
5.90%, 01/25/2030 (A)	7,000,000	7,149,386
Intel Corp.
4.88%, 02/10/2026	15,000,000	15,016,911
Microchip Technology, Inc.
5.05%, 03/15/2029	8,932,000	8,905,965
		50,504,317
Software - 1.9%
Cadence Design Systems, Inc.
4.20%, 09/10/2027	4,957,000	4,903,718
Fiserv, Inc.
3.20%, 07/01/2026	1,255,000	1,228,757
5.15%, 03/15/2027	14,888,000	15,008,324
Infor, Inc.
1.75%, 07/15/2025 (A)	25,784,000	25,403,830
Oracle Corp.
2.50%, 04/01/2025	1,155,000	1,151,182
5.80%, 11/10/2025	14,901,000	15,023,881
		62,719,692
Transportation Infrastructure - 0.6%
Norfolk Southern Corp.
5.59%, 05/17/2025	1,432,000	1,435,245
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 01/12/2027 (A)	6,392,000	6,443,466
5.75%, 05/24/2026 (A)	10,910,000	11,020,017
		18,898,728
Water Utilities - 0.3%
Essential Utilities, Inc.
4.80%, 08/15/2027	9,870,000	9,865,517
		9,865,517
Total Corporate Debt Securities (Cost $2,199,653,881)		2,207,142,587
ASSET-BACKED SECURITIES - 14.3%
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (A)	1,045,756	956,976
Series 2021-1H, Class B, 1.90%, 10/20/2040 (A)	3,669,262	3,372,963
Series 2021-1H, Class C, 2.35%, 10/20/2040 (A)	1,662,342	1,522,078
ACM Auto Trust
Series 2023-2A, Class A, 7.97%, 06/20/2030 (A)	1,022,602	1,026,050
Series 2024-1A, Class A, 7.71%, 01/21/2031 (A)	1,114,166	1,117,145
American Express Credit Account Master Trust
Series 2022-3, Class A, 3.75%, 08/15/2027	12,925,000	12,871,571
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Apidos CLO XXXI Ltd.
Series 2019-31A, Class BR, 3-Month Term SOFR + 1.81%, 6.11% (B), 04/15/2031 (A)	$ 12,500,000	$ 12,543,038
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (A)	3,395,091	3,121,930
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class B, 2.68%, 08/20/2026 (A)	520,000	515,827
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	8,715,000	8,910,750
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 02/28/2036 (A)	2,938,308	2,732,140
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	5,646,692	5,696,722
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	7,805,000	7,886,641
CIFC Funding Ltd.
Series 2016-1A, Class AR3, 3-Month Term SOFR + 1.00%, 5.29% (B), 10/21/2031 (A)	9,700,000	9,712,668
Citibank Credit Card Issuance Trust
Series 2023-A1, Class A1, 5.23%, 12/08/2027	8,540,000	8,588,969
Diamond Resorts Owner Trust
Series 2021-1A, Class B, 2.05%, 11/21/2033 (A)	826,257	809,512
Series 2021-1A, Class C, 2.70%, 11/21/2033 (A)	771,173	755,663
Discover Card Execution Note Trust
Series 2022-A2, Class A, 3.32%, 05/15/2027	22,225,000	22,148,842
Dryden 40 Senior Loan Fund
Series 2015-40A, Class AR2, 3-Month Term SOFR + 1.15%, 5.67% (B), 08/15/2031 (A)	13,137,128	13,149,135
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	20,503,000	20,619,933
Series 2023-2, Class A, 5.77%, 09/15/2029	10,000,000	10,175,194
Ford Credit Auto Owner Trust
Series 2020-1, Class C, 2.54%, 08/15/2031 (A)	1,135,000	1,133,743
Series 2020-2, Class B, 1.49%, 04/15/2033 (A)	12,392,000	12,103,550
Series 2022-A, Class C, 2.14%, 07/15/2029	1,625,000	1,590,749
Hertz Vehicle Financing III LLC
Series 2022-1A, Class A, 1.99%, 06/25/2026 (A)	12,500,000	12,423,725
Series 2023-3A, Class A, 5.94%, 02/25/2028 (A)	17,025,000	17,288,922
Hilton Grand Vacations Trust
Series 2018-AA, Class A, 3.54%, 02/25/2032 (A)	371,150	369,482
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust (continued)
Series 2019-AA, Class A, 2.34%, 07/25/2033 (A)	$ 1,498,258	$ 1,465,015
Series 2020-AA, Class A, 2.74%, 02/25/2039 (A)	1,446,078	1,399,871
Series 2022-2A, Class A, 4.30%, 01/25/2037 (A)	3,700,166	3,645,655
Series 2023-1A, Class A, 5.72%, 01/25/2038 (A)	3,763,090	3,803,601
Series 2024-1B, Class A, 5.75%, 09/15/2039 (A)	1,624,125	1,642,280
Series 2024-1B, Class C, 6.62%, 09/15/2039 (A)	456,255	459,990
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	2,144,426	2,162,660
Series 2024-3A, Class A, 4.98%, 08/27/2040 (A)	8,437,195	8,398,827
Series 2024-3A, Class C, 5.71%, 08/27/2040 (A)	5,390,430	5,391,728
HINNT LLC
Series 2024-A, Class B, 5.84%, 03/15/2043 (A)	2,615,107	2,636,057
Series 2024-A, Class C, 6.32%, 03/15/2043 (A)	2,922,979	2,951,851
HPEFS Equipment Trust
Series 2022-1A, Class C, 1.96%, 05/21/2029 (A)	151,136	150,888
Hyundai Auto Receivables Trust
Series 2021-A, Class C, 1.33%, 11/15/2027	1,350,000	1,326,212
ICG U.S. CLO Ltd.
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.27%, 5.57% (B), 04/17/2034 (A)	10,500,000	10,518,417
KKR CLO 15 Ltd.
Series 15, Class A1R2, 3-Month Term SOFR + 1.10%, 5.39% (B), 01/18/2032 (A)	9,824,238	9,837,216
MVW LLC
Series 2019-2A, Class A, 2.22%, 10/20/2038 (A)	235,494	230,048
Series 2019-2A, Class B, 2.44%, 10/20/2038 (A)	1,239,441	1,207,634
Series 2020-1A, Class A, 1.74%, 10/20/2037 (A)	1,458,470	1,401,524
Series 2021-1WA, Class B, 1.44%, 01/22/2041 (A)	2,140,580	2,002,043
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	5,590,847	5,555,812
Series 2023-2A, Class A, 6.18%, 11/20/2040 (A)	9,628,829	9,844,964
Series 2024-1A, Class A, 5.32%, 02/20/2043 (A)	12,347,309	12,410,702
Series 2024-1A, Class B, 5.51%, 02/20/2043 (A)	1,955,654	1,966,332
Series 2024-2A, Class A, 4.43%, 03/20/2042 (A)	9,576,240	9,370,275
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036 (A)	1,408,847	1,398,535
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners 40 Ltd.
Series 2019-1A, Class A1RR, 3-Month Term SOFR + 1.04%, 0.00% (B), 01/20/2035 (A)(E)	$ 3,000,000	$ 3,001,065
PennantPark CLO III Ltd.
Series 2021-3A, Class A1, 3-Month Term SOFR + 1.88%, 6.17% (B), 10/22/2032 (A)	14,862,646	14,877,107
Santander Drive Auto Receivables Trust
Series 2021-1, Class D, 1.13%, 11/16/2026	713,835	711,888
Series 2021-2, Class D, 1.35%, 07/15/2027	2,419,975	2,400,016
Series 2023-5, Class A2, 6.31%, 07/15/2027	1,391,288	1,394,143
Series 2025-1, Class D, 5.43%, 03/17/2031	4,050,000	4,054,805
SCF Equipment Trust LLC
Series 2025-1A, Class A2, 4.82%, 07/22/2030 (A)	6,650,000	6,653,503
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A, 1.33%, 07/20/2037 (A)	948,533	938,339
Series 2020-2A, Class C, 3.51%, 07/20/2037 (A)	829,967	824,192
Series 2021-1A, Class B, 1.34%, 11/20/2037 (A)	1,891,767	1,836,813
Series 2022-3A, Class A, 5.83%, 07/20/2039 (A)	4,508,560	4,565,195
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	6,061,344	6,039,760
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	2,530,028	2,560,454
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	7,314,335	7,438,652
Series 2024-1A, Class B, 5.35%, 01/20/2043 (A)	4,589,077	4,585,164
Series 2024-3A, Class A, 4.83%, 08/20/2041 (A)	5,326,277	5,271,160
Series 2024-3A, Class C, 5.32%, 08/20/2041 (A)	6,528,985	6,490,436
Symphony CLO XVIII Ltd.
Series 2016-18A, Class A1R3, 3-Month Term SOFR + 1.10%, 5.39% (B), 07/23/2033 (A)	13,990,064	14,008,251
Symphony CLO XXIII Ltd.
Series 2020-23A, Class AR2, 3-Month Term SOFR + 0.90%, 0.00% (B), 01/15/2034 (A)(E)	14,550,000	14,550,000
Toyota Auto Loan Extended Note Trust
Series 2020-1A, Class A, 1.35%, 05/25/2033 (A)	19,600,000	19,407,604
Series 2021-1A, Class A, 1.07%, 02/27/2034 (A)	11,930,000	11,500,046
Venture 37 CLO Ltd.
Series 2019-37A, Class A1RR, 3-Month Term SOFR + 1.25%, 5.55% (B), 07/15/2032 (A)	14,052,319	14,075,111
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Venture 44 CLO Ltd.
Series 2021-44A, Class A1NR, 3-Month Term SOFR + 1.14%, 5.43% (B), 10/20/2034 (A)	$ 13,900,000	$ 13,925,020
Voya CLO Ltd.
Series 2015-3A, Class A1R3, 3-Month Term SOFR + 1.15%, 5.44% (B), 10/20/2031 (A)	5,993,315	6,007,609
World Omni Select Auto Trust
Series 2021-A, Class C, 1.09%, 11/15/2027	1,515,000	1,482,378
Total Asset-Backed Securities (Cost $459,891,650)		462,920,766
MORTGAGE-BACKED SECURITIES - 11.0%
20 Times Square Trust
Series 2018-20TS, Class B, 3.10% (B), 05/15/2035 (A)	3,000,000	2,640,000
Series 2018-20TS, Class C, 3.10% (B), 05/15/2035 (A)	10,900,000	9,237,749
280 Park Avenue Mortgage Trust
Series 2017-280P, Class C, 1-Month Term SOFR + 1.55%, 5.85% (B), 09/15/2034 (A)	16,000,000	15,720,938
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (B), 01/25/2070 (A)	10,395,000	10,411,207
AOA Mortgage Trust
Series 2021-1177, Class C, 1-Month Term SOFR + 1.54%, 5.85% (B), 10/15/2038 (A)	9,300,000	8,545,449
BBCMS Mortgage Trust
Series 2018-TALL, Class C, 1-Month Term SOFR + 1.32%, 5.63% (B), 03/15/2037 (A)	6,015,000	5,413,500
Series 2018-TALL, Class E, 1-Month Term SOFR + 2.63%, 6.94% (B), 03/15/2037 (A)	7,000,000	5,708,376
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (B), 03/25/2064 (A)	4,222,447	4,248,386
Series 2024-NQM7, Class A1, 5.55% (B), 10/27/2064 (A)	1,278,066	1,275,928
Series 2025-NQM1, Class A1, 5.60% (B), 12/25/2064 (A)	8,551,000	8,565,699
BX Commercial Mortgage Trust
Series 2021-VOLT, Class C, 1-Month Term SOFR + 1.21%, 5.52% (B), 09/15/2036 (A)	4,735,000	4,699,487
BXP Trust
Series 2017-CQHP, Class D, 1-Month Term SOFR + 2.05%, 6.35% (B), 11/15/2034 (A)	11,825,000	4,499,357
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D, 1-Month Term SOFR + 2.05%, 6.35% (B), 12/15/2037 (A)	9,760,000	9,760,000
CIM Trust
Series 2021-R6, Class A1, 1.43% (B), 07/25/2061 (A)	9,234,409	8,155,002
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A, 4.00% (B), 01/25/2035 (A)	$ 924,811	$ 886,950
Series 2018-RP1, Class A1, 3.00% (B), 09/25/2064 (A)	1,369,740	1,337,402
CLNY Trust
Series 2019-IKPR, Class C, 1-Month Term SOFR + 2.04%, 6.36% (B), 11/15/2038 (A)	5,000,000	4,762,807
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (B), 04/25/2069 (A)	8,114,217	8,157,561
Series 2024-3, Class A1, 6.39% (B), 06/25/2069 (A)	14,428,006	14,558,097
Series 2024-4, Class A1, 5.95% (B), 07/25/2069 (A)	10,214,909	10,262,485
Series 2024-5, Class A1, 5.12% (B), 08/25/2069 (A)	12,422,105	12,296,621
Series 2024-6, Class A1, 5.39% (B), 11/25/2069 (A)	9,832,297	9,780,553
CORE Mortgage Trust
Series 2019-CORE, Class C, 1-Month Term SOFR + 1.35%, 5.65% (B), 12/15/2031 (A)	12,312,000	11,743,964
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (B), 01/25/2060 (A)	8,912,376	7,417,526
Series 2021-RPL3, Class A1, 2.00% (B), 01/25/2060 (A)	5,245,922	4,567,240
Series 2021-RPL6, Class A1, 2.00% (B), 10/25/2060 (A)	9,026,490	8,046,964
MetLife Securitization Trust
Series 2017-1A, Class A, 3.00% (B), 04/25/2055 (A)	2,993,270	2,826,663
MFA Trust
Series 2021-RPL1, Class A1, 1.13% (B), 07/25/2060 (A)	2,592,684	2,325,776
MHP Trust
Series 2021-STOR, Class C, 1-Month Term SOFR + 1.16%, 5.47% (B), 07/15/2038 (A)	3,000,000	2,986,875
Series 2021-STOR, Class D, 1-Month Term SOFR + 1.46%, 5.77% (B), 07/15/2038 (A)	5,000,000	4,978,125
Mill City Mortgage Loan Trust
Series 2017-3, Class A1, 2.75% (B), 01/25/2061 (A)	295,935	294,503
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class C, 1-Month Term SOFR + 1.61%, 5.92% (B), 12/15/2036 (A)	5,200,000	924,982
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (B), 01/25/2054 (A)	724,090	690,410
Series 2014-3A, Class AFX3, 3.75% (B), 11/25/2054 (A)	920,927	870,792
Series 2016-4A, Class A1, 3.75% (B), 11/25/2056 (A)	1,441,644	1,350,956
Series 2017-3A, Class A1, 4.00% (B), 04/25/2057 (A)	2,474,479	2,361,420
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2017-4A, Class A1, 4.00% (B), 05/25/2057 (A)	$ 1,496,038	$ 1,419,009
Series 2017-5A, Class A1, 1-Month Term SOFR + 1.61%, 5.93% (B), 06/25/2057 (A)	1,363,583	1,382,335
Series 2018-1A, Class A1A, 4.00% (B), 12/25/2057 (A)	1,659,110	1,586,437
Series 2018-2A, Class A1, 4.50% (B), 02/25/2058 (A)	2,320,654	2,252,226
Series 2018-RPL1, Class A1, 3.50% (B), 12/25/2057 (A)	1,500,761	1,440,978
Series 2019-2A, Class A1, 4.25% (B), 12/25/2057 (A)	2,987,932	2,872,151
Series 2019-3A, Class A1A, 3.75% (B), 11/25/2058 (A)	3,597,605	3,393,530
Series 2019-4A, Class A1B, 3.50% (B), 12/25/2058 (A)	3,905,233	3,647,511
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	3,689,237	3,429,195
Series 2019-RPL2, Class A1, 3.25% (B), 02/25/2059 (A)	6,244,666	6,009,145
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (B), 03/25/2063 (A)	6,798,858	6,825,071
Series 2024-NQM4, Class A1, 6.07% (B), 01/25/2064 (A)	5,081,035	5,106,517
Series 2024-NQM5, Class A1, 5.99% (B), 01/25/2064 (A)	8,420,390	8,454,660
Series 2024-NQM6, Class A1, 6.45% (B), 02/25/2064 (A)	6,292,182	6,349,727
Series 2024-NQM7, Class A1, 6.24% (B), 03/25/2064 (A)	12,396,850	12,484,849
Series 2024-NQM8, Class A1, 6.23% (B), 05/25/2064 (A)	6,182,244	6,226,770
Series 2025-NQM2, Class A1, 5.60% (B), 11/25/2064 (A)	10,214,000	10,213,475
SFO Commercial Mortgage Trust
Series 2021-555, Class D, 1-Month Term SOFR + 2.51%, 6.82% (B), 05/15/2038 (A)	4,900,000	4,802,093
Towd Point Mortgage Trust
Series 2017-3, Class A1, 2.75% (B), 07/25/2057 (A)	145,131	144,423
Series 2017-4, Class A1, 2.75% (B), 06/25/2057 (A)	1,837,925	1,783,688
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	2,886,617	2,819,288
Series 2018-1, Class A1, 3.00% (B), 01/25/2058 (A)	1,205,885	1,186,302
Series 2018-2, Class A1, 3.25% (B), 03/25/2058 (A)	3,712,968	3,649,277
Series 2018-3, Class A1, 3.75% (B), 05/25/2058 (A)	2,275,865	2,217,532
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	6,197,408	5,764,851
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	$ 3,550,406	$ 3,372,011
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	7,693,284	6,897,906
Series 2021-1, Class A1, 2.25% (B), 11/25/2061 (A)	6,742,380	6,206,968
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	9,703,455	9,213,056
VEGAS Trust
5.52%, 11/10/2039 (A)	12,000,000	12,069,659
Total Mortgage-Backed Securities (Cost $382,990,798)		355,530,390
U.S. GOVERNMENT OBLIGATIONS - 3.9%
U.S. Treasury - 3.9%
U.S. Treasury Notes
4.00%, 12/15/2027	16,163,000	16,046,829
4.38%, 07/15/2027	107,650,000	107,935,945
Total U.S. Government Obligations (Cost $124,387,933)		123,982,774
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.3%
Federal Home Loan Mortgage Corp.
1-Year RFUCC Treasury + 1.77%,
7.52% (B), 08/01/2037	206,413	207,892
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.12%, 06/25/2027	15,000,000	14,537,040
3.24%, 04/25/2027	10,568,000	10,280,648
3.41%, 12/25/2026	17,000,000	16,648,855
Seasoned Loans Structured Transaction
3.50%, 06/25/2028	390,947	376,647
Total U.S. Government Agency Obligations (Cost $41,991,710)		42,051,082
REPURCHASE AGREEMENT - 1.6%
Fixed Income Clearing Corp., 1.80% (F), dated 01/31/2025, to be repurchased at $52,049,491 on 02/03/2025. Collateralized by a U.S. Government Obligation, 1.25%, due 11/30/2026, and with a value of $53,082,692.	52,041,685	52,041,685
Total Repurchase Agreement (Cost $52,041,685)		52,041,685
Total Investments (Cost $3,260,957,657)		3,243,669,284
Net Other Assets (Liabilities) - (0.4)%		(13,374,578)
Net Assets - 100.0%		$ 3,230,294,706
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	1,390	03/31/2025	$285,986,297	$285,818,750	$—	$(167,547)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	(322)	03/31/2025	$(34,360,239)	$(34,257,781)	$102,458	$—
Total Futures Contracts					$102,458	$(167,547)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$2,207,142,587	$—	$2,207,142,587
Asset-Backed Securities	—	462,920,766	—	462,920,766
Mortgage-Backed Securities	—	355,530,390	—	355,530,390
U.S. Government Obligations	—	123,982,774	—	123,982,774
U.S. Government Agency Obligations	—	42,051,082	—	42,051,082
Repurchase Agreement	—	52,041,685	—	52,041,685
Total Investments	$—	$3,243,669,284	$—	$3,243,669,284
Other Financial Instruments
Futures Contracts (H)	$102,458	$—	$—	$102,458
Total Other Financial Instruments	$102,458	$—	$—	$102,458
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(167,547)	$—	$—	$(167,547)
Total Other Financial Instruments	$(167,547)	$—	$—	$(167,547)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the total value of 144A securities is $1,177,265,229, representing 36.4% of the Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $16,881,644, collateralized by non-cash collateral, such as U.S.
government securities of $17,241,998. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Restricted security. At January 31, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Viterra Finance BV 2.00%, 04/21/2026	02/08/2024 - 03/21/2024	$10,774,607	$11,175,533	0.3%

(E)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(F)	Rate disclosed reflects the yield at January 31, 2025.
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
(G)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
Transamerica Funds

Transamerica Short-Term Bond

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Short-Term Bond (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Transamerica Funds

Transamerica Short-Term Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds